Note 2 - Loans and Allowance for Credit Losses - Amortized Cost Bases of Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans		$ 665
Real Estate [Member]
Loans	$ 638
Other Collateral [Member]
Loans	0
Collateral Pledged [Member]
Loans	638
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans		134
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Real Estate [Member]
Loans	130
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Other Collateral [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Collateral Pledged [Member]
Loans	130
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Loans		531
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Real Estate [Member]
Loans	508
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Other Collateral [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Collateral Pledged [Member]
Loans	508
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Real Estate [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Other Collateral [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Collateral Pledged [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Real Estate [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Other Collateral [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Collateral Pledged [Member]
Loans	0
Commercial, Industrial and Agricultural Portfolio [Member]
Loans		0
Commercial, Industrial and Agricultural Portfolio [Member] | Real Estate [Member]
Loans	0
Commercial, Industrial and Agricultural Portfolio [Member] | Other Collateral [Member]
Loans	0
Commercial, Industrial and Agricultural Portfolio [Member] | Collateral Pledged [Member]
Loans	0
Consumer Portfolio Segment [Member]
Loans		$ 0
Consumer Portfolio Segment [Member] | Real Estate [Member]
Loans	0
Consumer Portfolio Segment [Member] | Other Collateral [Member]
Loans	0
Consumer Portfolio Segment [Member] | Collateral Pledged [Member]
Loans	$ 0